Quarterly Selected Financial Data (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Dec. 31, 2012
Quarterly Financial Information [Line Items]
Non-recurring share-based compensation charge	$ 4.5